Document and Entity Information	Aug. 10, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Aug. 10, 2022
Entity Registrant Name	UFP INDUSTRIES, INC.
Entity File Number	0-22684
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-1465835
Entity Address, Address Line One	2801 East Beltline, NE
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49525
City Area Code	616
Local Phone Number	364-6161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UFPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000912767
Amendment Flag	false